Revenue from Services Provided - Schedule of Disaggregation of Revenue by Major Product Lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 240,517	$ 226,661	$ 200,833
Subscription [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer including assessed tax	257,745	239,747	208,990
Taxes	(22,830)	(22,089)	(19,369)
Total revenue	234,915	217,658	189,621
Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer including assessed tax	5,971	9,541	11,771
Taxes	(369)	(538)	(559)
Total revenue	$ 5,602	$ 9,003	$ 11,212